united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/16

Item 1. Reports to Stockholders.

HOLBROOK INCOME FUND

Class I Shares (HOBIX)
Investor Class Shares (HOBEX)

Semi-Annual Report

October 31, 2016

Advised by:
Holbrook Holdings
2670 NW Lovejoy St.
Portland, OR 97210

www.holbrookholdings.com
1-877-345-8646

Distributed by Northern Lights Distributors, LLC
Member FINRA

Holbrook Income Fund
Portfolio Review (Unaudited)
October 31, 2016

The Fund’s performance figures* for each of the period ended October 31, 2016, compared to its benchmark:

Annualized
Since Inception (a)
Class I	1.27%
Investor Class	1.13%
Barclays U.S. Aggregate Bond Index (b)	-0.90%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expenses are 1.77% for Class I and 2.27% for Investor Class shares per the prospectus dated June 13, 2016. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. For performance information current to the most recent month-end, please call toll-free 1-877-345-8646 or visit www.holbrookholdings.com.

(a)	Inception date is July 6, 2016 for Class I, Investor Class and Barclays U.S. Aggregate Bond Index.

(b)	The Barclays U.S. Aggregate Bond Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

Holdings by Asset Type	% of Net Assets
Closed-End Funds	37.7%
Investment Companies	15.7%
United States Government Securities	10.8%
Banks	5.9%
Diversified Financial Services	5.0%
Savings & Loans	3.0%
Pipelines	2.0%
Private Equity	2.0%
Oil & Gas	1.9%
Other Assets Less Liabilities	16.0%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
October 31, 2016

Shares		Fair Value
	MUTUAL FUNDS - 33.7%
	CLOSED-END FUNDS - 33.7%
773	Aberdeen Asia-Pacific Income Fund, Inc.	$3,803
323	AllianceBernstein Global High Income Fund, Inc.	4,025
378	BlackRock Corporate High Yield Fund, Inc.	3,976
136	Blackstone / GSO Strategic Credit Fund	2,003
108	DoubleLine Income Solutions Fund	2,025
295	Eaton Vance Limited Duration Income Fund	3,923
355	Invesco Dynamic Credit Opportunities Fund	4,127
940	Invesco Senior Income Trust	4,146
873	MFS Intermediate Income Trust	3,988
668	MFS Multimarket Income Trust	3,885
490	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,856
99	PIMCO Dynamic Credit and Mortgage Income Fund	2,012
200	ProShares UltraShort 20+ Year Treasury *	6,888
135	Prudential Global Short Duration High Yield Fund, Inc.	1,987
627	Templeton Global Income Fund	3,975
492	Wells Fargo Income Opportunities Fund	4,020
125	Western Asset Emerging Markets Debt Fund, Inc.	1,914
580	Western Asset High Income Fund II, Inc.	4,101
806	Western Asset High Income Opportunity Fund, Inc.	3,998
	TOTAL MUTUAL FUNDS (Cost - $69,606)	68,652

	PREFERRED STOCK - 39.5%
	BANKS - 5.9%
302	Customers Bancorp, Inc., 7.000%	8,003
140	Morgan Stanley, 7.125%	4,085
		12,088
	CLOSED-END FUNDS - 4.0%
316	Eagle Point Credit Co, Inc., 7.000%	8,074

	DIVERSIFIED FINANCIAL SERVICES - 5.0%
100	Ares Management LP, 7.000%	2,593
200	Cowen Group, Inc., 8.250%	5,254
100	Medley LLC, 6.875%	2,422
		10,269
	INVESTMENT COMPANIES - 15.7%
159	Capitala Finance Corp., 7.125%	4,020
159	Fifth Street Finance Corp., 5.875%	4,023
159	Gladstone Investment Corp., 6.250%	4,024
160	Gladstone Investment Corp., 6.500%	4,141
49	Main Street Capital Corp., 6.125%	1,274
100	Medley Capital Corp., 6.125%	2,503
118	Medley Capital Corp., 6.500%	2,995
240	PennantPark Investment Corp., 6.250%	6,002
117	THL Credit, Inc., 6.750%	2,994
		31,976
	OIL & GAS - 1.9%
150	Southwestern Energy Co., 6.250%	3,760

	PIPELINES - 2.0%
157	NuStar Logistics LP, 7.625%	4,021

See accompanying notes to financial statements.

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
October 31, 2016

Shares		Fair Value
	PREFERRED STOCK - 39.5% (Continued)
	PRIVATE EQUITY - 2.0%
158	Hercules Capital, Inc., 6.250%	$4,050

	SAVINGS & LOANS - 3.0%
230	WSFS Financial Corp., 6.250%	6,052

	TOTAL PREFERRED STOCK (Cost - $80,395)	80,290

Principal
	UNITED STATES GOVERNMENT SECURITIES - 10.8%
$7,000	United States Treasury Inflation Indexed Bonds, 0.125%, 4/15/2020	7,339
7,000	United States Treasury Inflation Indexed Bonds, 0.125%, 4/15/2021	7,260
7,000	United States Treasury Inflation Indexed Bonds, 0.125%, 1/15/2023	7,415
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $21,877)	22,014

Shares
	SHORT-TERM INVESTMENTS - 19.6%
39,777	Fidelity Institutional Money Market Portfolio, Class I, 0.27% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $39,777)	39,777

	TOTAL INVESTMENTS - 103.6% (Cost - $211,655) (a)	$210,733
	LIABILITIES LESS OTHER ASSETS - (3.6)%	(7,253)
	NET ASSETS - 100.0%	$203,480

*	Non-income producing security.

**	Rate shown represents the rate at October 31, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $211,655 and differs from market value by net unrealized appreciation (depreciation) as follows:

Unrealized appreciation:	$722
Unrealized depreciation:	(1,644)
Net unrealized depreciation:	$(922)

See accompanying notes to financial statements.

Holbrook Income Fund
Statement of Assets and Liabilities (Unaudited)
October 31, 2016

ASSETS
Investment securities:
At cost	$211,655
At fair value	$210,733
Cash	70
Interest receivable	141
Receivable due from advisor	16,321
Receivable for securities sold	3,051
TOTAL ASSETS	230,316

LIABILITIES
Payable for securities purchased	2,609
Dividends payable	274
Distribution (12b-1) fees payable	13
Payable to related parties	8,730
Accrued expenses and other liabilities	15,210
TOTAL LIABILITIES	26,836
NET ASSETS	$203,480

NET ASSETS CONSIST OF:
Paid in capital	$202,663
Undistributed net investment loss	(28)
Accumulated net realized loss from investments	1,767
Net unrealized depreciation on investments	(922)
NET ASSETS	$203,480

NET ASSET VALUE PER SHARE:

Class I Shares:
Net Assets	$193,419
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	19,220
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.06

Investor Class Shares:
Net Assets	$10,061
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.06

(a)	Redemptions made within 90 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Holbrook Income Fund
Statement of Operations (Unaudited)
For the Period Ended October 31, 2016 (1)

INVESTMENT INCOME
Dividend	$1,925
Interest	90
TOTAL INVESTMENT INCOME	2,015

EXPENSES
Investment advisory fees	430
Distribution (12b-1) fees:
Investor Class	16
Administrative services fees	12,240
Accounting services fees	9,181
Legal fees	7,651
Audit fees	5,753
Registration fees	4,590
Transfer agent fees	4,284
Compliance officer fees	4,132
Printing and postage expenses	3,836
Trustees fees and expenses	3,672
Custodian fees	2,295
Insurance expense	1,224
Other expenses	918
TOTAL EXPENSES	60,222

Less: Fees waived/expenses reimbursed by the Advisor	(59,502)

NET EXPENSES	720

NET INVESTMENT INCOME	1,295

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	1,767
Realized gain on investments	1,767

Net change in unrealized depreciation on:
Investments	(922)
Unrealized depreciation on investments	(922)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	845

NET INCREASE IN NET ASSETS	$2,140

(1)	Fund commenced investment operations on July 6, 2016.

See accompanying notes to financial statements.

Holbrook Income Fund
Statements of Changes in Net Assets

For the
Period Ended
October 31, 2016 (1)
FROM OPERATIONS	(Unaudited)
Net investment income	$1,295
Net realized gain from investments	1,767
Net change in unrealized appreciation/(depreciation) from investments	(922)
Net increase in net assets resulting from operations	2,140

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(1,271)
Investor Class	(52)
Net decrease in net assets resulting from distributions to shareholders	(1,323)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	222,000
Investor Class	10,000
Net asset value of shares issued in reinvestment of distributions:
Class I	663
Payments for shares redeemed:
Class I	(30,000)
Net increase in net assets from shares of beneficial interest	202,663

TOTAL INCREASE IN NET ASSETS	203,480

NET ASSETS
Beginning of Period	—
End of Period*	$203,480
*Includes undistributed net investment loss of:	$(28)

SHARE ACTIVITY
Class I:
Shares Sold	22,139
Shares Reinvested	66
Shares Redeemed	(2,985)
Net increase in shares of beneficial interest outstanding	19,220

Investor Class:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

(1)	Fund commenced investment operations on July 6, 2016.

See accompanying notes to financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I(1)	Investor Class(1)
	Period Ended	Period Ended
	October 31, 2016	October 31, 2016
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.08	0.05
Net realized and unrealized gain (loss) on investments	0.05	0.06
Total from investment operations	0.13	0.11
Less distributions from:
Net investment income	(0.07)	(0.05)
Total distributions	(0.07)	(0.05)
Net asset value, end of period	$10.06	$10.06
Total return (3,4)	1.27%	1.13%
Net assets, at end of period (000s)	$193	$10
Ratio of gross expenses to average net assets (5,6,7)	110.42%	110.92%
Ratio of net expenses to average net assets (6,7)	1.30%	1.80%
Ratio of net investment loss to average net assets (6,7)	2.44%	1.62%
Portfolio Turnover Rate (4)	49%	49%

(1)	Fund commenced investment operations on July 6, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include expenses of other investment companies in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Holbrook Income Fund
Notes to Financial Statements (Unaudited)
October 31, 2016

1.	ORGANIZATION

The Holbrook Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on July 6, 2016. The investment objective is to provide current income, with a secondary objective of capital preservation in a rising interest rate environment.

The Fund offers Class I and Investor Class shares. Both classes of shares are sold at NAV without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than the Investor Class shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii)

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2016

administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Holbrook Income Fund
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2016, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$68,652	$—	$—	$68,652
Preferred Stock	80,290	—	—	80,290
United States Government Securities	—	22,014	—	22,014
Short-Term Investments	39,777	—	—	39,777
Total Liabilities	$188,719	$22,014	$—	$210,733

*	Refer to the Portfolio of Investments for classifications.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the tax years 2017. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Closed End Fund Risk – The Fund invests in closed end investment companies or funds. The shares of many closed end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed end funds, as well as to the fact that the shares of closed end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but

Holbrook Income Fund
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of c losed end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed end fund’s common shares in an attempt to enhance the current return to such closed end fund’s common shareholders. The Fund’s investment in the common shares of closed end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of pur chases and proceeds from the sale of securities, other than short-term investments and options, for the period ended October 31, 2016, amounted to $230,657 and $60,573, respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Holbrook Holdings, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least September 1, 2017, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% and 1.80% of the Fund’s average daily net assets for Class I and Investor Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Holbrook Income Fund
Notes to Financial Statements (Unaudited)(Continued)
October 31, 2016

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.30% and 1.80% of average daily net assets attributable to Class I and Investor Class shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.30% and 1.80% of average daily net assets for Class I and Investor Class shares, respectively. If Fund Operating Expenses attributable to Class Iand Investor Class shares subsequently exceed 1.30% and 1.80% per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended October 31, 2016, the Advisor has waived/reimbursed $59,502 in expenses to the Fund which may be recaptured by April 30, 2020.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for the Investor Class and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the period ended October 31, 2016, pursuant to the Plan, the Investor Class paid $16.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I and Investor Class shares. For the period ended October 31, 2016, the Distributor received $0 and $0 in underwriting commissions for sales of Class I and Investor Class shares, respectively, of which $0 and $0 was retained by the principal underwriter or other affiliated broker-dealers for Class I and Investor Class shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separated servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2016 James Christopher, held approximately 25% of the voting securities of the Holbrook Income Fund.

6.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Approval of Advisory Agreement – Holbrook Income Fund

At a meeting held on April 14, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between Holbrook Holdings, Inc. (“Holbrook”) and the Trust, on behalf of the Holbrook Income Fund (the “Fund”), a new series of the Trust. In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s proposed operations and financial condition; (c) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Fund’s proposed advisory fee and estimated overall expenses with those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s fund-related operations; (f) the Adviser’s compliance policies and procedures; and (g) information regarding the hypothetical performance of the Adviser’s proposed investment strategy as well as the performance of other investment funds previously managed by the Fund’s portfolio manager.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Holbrook. During the Meeting, the Board was advised by, and met, in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Holbrook related to the proposed Agreement with the Trust on behalf of the Fund, including the proposed Agreement, Holbrook’s draft Form ADV Part I, an overview of the Fund’s investment strategies, including a description of the manner in which investment decisions are to be made and executed, an outline of Holbrook’s financial condition, an overview of the personnel that would perform services for the Fund, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), and the past performance of other mutual funds managed by the Fund’s portfolio manager.

In reaching their conclusions, the Board considered the materials submitted by Holbrook and that while a newly formed company, Holbrook’s principals have extensive asset management experience, including with respect to the management of registered mutual funds with similar investment strategies to that of the Fund. The Board also considered the presentation received with respect to Holbrook’s operation of the Fund, including Holbrook’s plans for raising Fund assets and the structure and organization of Holbrook’s compliance program. The Board considered that Holbrook appeared to possess the skills, experience and sophistication necessary to effectively manage the Fund’s proposed investment strategies, and concluded that Holbrook had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Agreement and that the nature, overall quality and extent of the management services to be provided by Holbrook to the Fund should be satisfactory and reliable.

Performance. The Board considered that the Fund is newly formed and does not have a record of prior performance. The Board reviewed and considered the past performance of other mutual funds for which Mr. Carmack served as portfolio manager prior to establishing Holbrook. Although the investment strategies differed from that of the Fund, the Board noted the performance of the Leader Total Return Fund and Leader Short Term Bond Fund for the period January 1, 2012 until September 30, 2015. The Board considered that the Leader Total Return Fund and Leader Short-Term Bond Fund periodically outperformed their benchmarks, the Barclays U.S. Aggregate Bond Index and Bank of America/Merrill Lynch U.S. Corporate and Government 1-3 Year Index, respectively, for the period and that each ranked in the top percentile of their respective Morningstar categories for that period. The Board concluded that the performance information presented was sufficient to conclude that Holbrook could be expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized, the Board considered a comparison of the Fund’s proposed advisory fee and estimated overall expenses to both the Fund’s expected Morningstar category and also against those of certain peer funds with comparable investment objectives and strategies selected by the Adviser (the “Peer Group”). The Board considered that Holbrook proposed to charge an advisory fee of 0.80% of the Fund’s average net assets. The Board considered that as compared to the Morningstar Multi-Sector category, the Fund’s advisory fee was higher than the mean, but not the highest and well within the range of fees in the category. The Board also considered that Holbrook will contractually agree to waive expenses to 1.30% and 1.80% for each of the Class I and Investor Class shares, respectively, and that such total expense ratios were also within the range of the category and Peer Group (Class I shares). The Board also took into account Holbrook’s discussion of the proposed advisory fee and anticipated expenses of the Fund, including relative to its peers. The Board then concluded that the proposed contractual advisory fee was fair and reasonable and that the overall expected expense ratio was acceptable in light of these factors.

Profitability. The Board considered the Adviser’s anticipated profitability and whether such profits, if any, would be reasonable in light of the services proposed to be provided to the Fund. The Board considered an estimated profitability analysis prepared by Holbrook and concluded that, based on the Funds’ expected initial asset levels and the estimated costs of managing the Fund, that the Adviser’s relationship with the Fund would not be profitable, and therefore Holbrook’s anticipated level of profitability from its relationship with the Fund would not be excessive during the Fund’s start-up phase.

Economies of Scale. The Board considered whether Holbrook would realize economies of scale with respect to its management of the Fund. The Board considered the estimated profitability analysis included in the Board Materials, and considered that at current and projected asset levels for the initial term of the Agreement, economies of scale was not a relevant consideration at this time, and would consider whether economies of scale exist in the future once the Fund has been in operation.

Conclusion. The Chairman reported that the Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Agreement for an initial two-year term was in the best interests of the Fund and its future shareholders. In considering the proposed Agreement, the Board did not identify any one factor as all important and each Trustee may have considered different factors as more important.

Holbrook Income Fund
Expense Example (Unaudited)
October 31, 2016

As a shareholder of the Holbrook Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Holbrook Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from July 6, 2016, through October 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 07/06/16	For the period	Value 10/31/16	the Period*
Actual
Class I	$1,000.00	1.30%	$1,012.70	$4.01
Investor Class	1,000.00	1.80%	1,011.30	5.55

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 07/06/16	For the period	Value 10/31/16	the Period**
Hypothetical
Class I	$1,000.00	1.30%	$1,018.65	$6.61
Investor Class	1,000.00	1.80%	1,016.13	9.15

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 112/365.

**	The Expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period May 1, 2016 to October 31, 2016 and are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-345-8646.

Investment Adviser

Holbrook Holdings Inc

2670 NW Lovejoy Street

Portland, OR 97210

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 1/6/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 1/6/2017

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 1/6/2017